Franchise arrangements - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Franchise Arrangements [Line Items]
Property and equipment, net	$ 856,085	$ 743,533
Property and Equipment Under Franchise Arrangements
Franchise Arrangements [Line Items]
Property and equipment, net	98,067	88,568
Land	$ 25,213	$ 22,784
Initial Franchise Fee
Franchise Arrangements [Line Items]
Finite-lived intangible asset, useful life	20 years